New York Life Insurance Company
51 Madison Avenue New York, NY 10010
Bus: 212-576-7558
Fax: 212-447-0569
E-mail : charles_a_whites@newyorklife.com www.newyorklife.com

Charles A. Whites, Jr.
Vice President & Associate General Counsel

September 4, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

 Corporate Sponsored Variable Universal Life Separate Account I

 File No. 811-07697

Commissioners:

The Semi-Annual Reports dated June 30, 2026, of the underlying funds are incorporated herein by reference as the reports sent to contract owners of policies offered through New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account I of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of NYLIM VP Funds Trust are incorporated by reference as filed on
Form N-CSRS, CIK No. 0000887340, File No. 811-03833-01.

The Semi-Annual Reports for certain portfolios of AB® Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000825316, File No. 811-05398.

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of The Alger Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0000832566, File No. 811-05550.

The Semi-Annual Reports for certain portfolios of American Century Variable Portfolios, Inc. are incorporated by reference as filed on

Form N-CSRS, CIK No. 0000814680, File No. 811-05188.

The Semi-Annual Reports for certain portfolios of American Funds® Insurance Series are incorporated by reference as filed on
Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain portfolios of BlackRock® Variable Series Funds, Inc. are incorporated by reference as filed on
Form N-CSRS, CIK No. 0000355916, File No. 811-03290.

The Semi-Annual Reports for certain portfolios of BlackRock® Variable Series Funds II, Inc. are incorporated by reference as filed on

Form N-CSRS, CIK No. 0001738072, File No. 811-23346.

The Semi-Annual Reports for certain series of BNY Mellon Investment Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0001056707, File No. 811-08673.

The Semi-Annual Reports for certain portfolios of BNY Mellon Sustainable U.S. Equity Portfolio, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000890064, File No. 811-07044.

The Semi-Annual Reports for certain series of BNY Mellon Variable Investment Fund are incorporated by reference as filed on
Form N-CSRS, CIK No. 0000813383, File No. 811-05125.

The Semi-Annual Reports for certain portfolios of Columbia Funds Variable Insurance Trust are incorporated by reference as filed on
Form N-CSRS, CIK No. 0000815425, File No. 811-05199.

The Semi-Annual Reports for certain portfolios of Columbia Funds Variable Series Trust II are incorporated by reference as filed on
Form N-CSRS, CIK No. 0001413032, File No. 811-22127.

The Semi-Annual Reports for certain series of Davis Variable Account Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001084060, File No. 811-09293.

The Semi-Annual Reports for certain portfolios of Delaware VIP® Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000814230, File No. 811-05162.

The Semi-Annual Reports for certain portfolios of Deutsche DWS Investments VIT Funds are incorporated by reference as filed on
Form N-CSRS, CIK No. 0001006373, File No. 811-07507.

Securities and Exchange Commission

The Semi-Annual Reports for certain portfolios of Deutsche DWS Variable Series I are incorporated by reference as filed on Form N-CSRS, CIK No. 0000764797, File No. 811-04257.

The Semi-Annual Reports for certain portfolios of Deutsche DWS Variable Series II are incorporated by reference as filed on
Form N-CSRS, CIK No. 0000810573, File No. 811-05002.

The Semi-Annual Reports for certain portfolios of DFA Investment Dimensions Group Inc. are incorporated by reference as filed on
Form N-CSRS, CIK No. 0000355437, File No. 811-03258.

The Semi-Annual Reports for certain portfolios of Fidelity® Variable Insurance Products are incorporated by reference as filed on

Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Reports for certain portfolios of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-Annual Reports for certain portfolios of Goldman Sachs Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001046292, File No. 811-08361.

The Semi-Annual Reports for certain portfolios of Janus Aspen Series incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain portfolios of Lazard Retirement Series, Inc. incorporated by reference as filed on Form N-CSRS, CIK No. 0001033669, File No. 811-08071.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on

Form N-CSRS, CIK No. 0001176343, File No. 811-21128.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No. 811-06310.

The Semi-Annual Reports for certain portfolios of Lincoln Variable Insurance Products Trust are incorporated by reference as filed on

Form N-CSRS, CIK No. 0000914036, File No. 811-08090.

The Semi-Annual Reports for certain portfolios of Lord Abbett Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000855396, File No. 811-05876.

The Semi-Annual Reports for certain series of MFS® Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-Annual Reports for certain series of MFS® Variable Insurance Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000719269, File No. 811-03732.

The Semi-Annual Reports for certain series of MFS® Variable Insurance Trust III are incorporated by reference as filed on Form N-CSRS, CIK No. 0001065698, File No. 811-08879.

The Semi-Annual Reports for certain portfolios of Morgan Stanley Variable Insurance Fund, Inc. are incorporated by reference as filed on
Form N-CSRS, CIK No. 0001011378, File No. 811-07607.

The Semi-Annual Reports for certain portfolios of Neuberger Berman Advisers Management Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000736913, File No. 811-04255.

The Semi-Annual Reports for certain portfolios of Northern Lights Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001352621, File No. 811-21853.

The Semi-Annual Reports for certain series of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-Annual Reports for certain portfolios of Principal Variable Contracts Funds, Inc. are incorporated by reference as filed on
Form N-CSRS, CIK No. 0000012601, File No. 811-01944.

The Semi-Annual Reports for certain portfolios of Putnam Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

The Semi-Annual Reports for certain portfolios of Schwab Annuity Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918266, File No. 811-08314.

The Semi-Annual Reports for certain portfolios of T. Rowe Price Equity Series, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918294, File No. 811-07143.

The Semi-Annual Reports for certain portfolios of T. Rowe Price Fixed Income Series, Inc. are incorporated by reference as filed on
Form N-CSRS, CIK No. 0000920467, File No. 811-07153.

The Semi-Annual Reports for certain portfolios of T. Rowe Price International Series, Inc. are incorporated by reference as filed on
Form N-CSRS, CIK No. 0000918292, File No. 811-07145.

The Semi-Annual Reports for certain portfolios of Thrivent Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000790166, File No. 811-04603.

Securities and Exchange Commission

The Semi-Annual Reports for certain portfolios of VanEck VIP Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000811976, File No. 811-05083.

The Semi-Annual Reports for certain portfolios of Voya Variable Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000002664, File No. 811-02514.

The Semi-Annual Reports for certain portfolios of Voya Variable Portfolios, Inc. are incorporated by reference as filed on

Form N-CSRS, CIK No. 0001015965, File No. 811-07651.

Sincerely,

/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr.
Vice President & Associate General Counsel